Annual Fund Operating Expenses - Schwab Fundamental Global Real Estate Index Fund - Schwab Fundamental Global Real Estate Index Fund	Jun. 27, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.39%